Revenues and Contract Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenues and Contract Obligations [Abstract]
Revenues and Contract Obligations

Note 3. Revenues and Contract Obligations

The Company currently only sells a single product, QUELIMMUNE, which has been approved under a Humanitarian Device Exemption (“HDE”) by the FDA for use with pediatric patients for treatments allowed under approved therapeutic indications. The Company can only sell QUELIMMUNE kits directly to qualified healthcare facilities (the “Customers”) that have qualified as capable of receiving and utilizing QUELIMMUNE in accordance with the terms of the HDE.

Each sale to a customer is independent from any past or future sales to that customer. Revenue is recognized at the point in time that control of the product transfers to the customer, which typically aligns with the shipping terms defined by each individual purchase order. Most sales are shipped “free-on-board” destination.

There are no up-front payments, material post-sale performance obligations, license agreements or other arrangements that could require the Company to defer a portion of the transaction price and recognize on a basis that is different from that of the physical transfer of QUELIMMUNE to the customer. See Note 2 for the Company’s accounting policy relating to revenue recognition under ASC 606 - Revenue from Contracts with Customers.

The Company had no contract assets for the periods ended March 31, 2025 and December 31, 2024. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies.

Revenue by Geographic Location

The Company’s sales are entirely in the United States of America, as it does not have any regulatory approval to sell elsewhere as of March 31, 2025.

Note 3. Revenues and Contract Obligations

In December 2022, the Company entered into a License and Distribution Agreement (the “Distribution Agreement”) with Nuwellis, Inc. (“Nuwellis”) granting exclusive distribution rights of the Company’s pediatric SCD within the United States of America. Under the terms of the Distribution Agreement, Nuwellis would pay the Company consideration comprising both (i) a per unit sales price for each unit shipped and (ii) a royalty for all units sold to customers.

In addition, Nuwellis also agreed to pay (i) a $100 thousand upfront payment at contract inception (the “Up-front Payment”), and (ii) two contingent milestones payments consisting of (a) $450 thousand payment upon meeting the regulatory milestone of receiving HDE approval from the FDA (the “Regulatory Milestone Payment”), and (b) $300 thousand payment upon meeting a sales-based milestone (the “Sales Based Milestone Payment”).

The Company had the following performance obligations within the Distribution Agreement: (i) a material right to Nuwellis consisting of an exclusive option for Nuwellis to purchase additional pediatric SCDs during the term of the Distribution Agreement for a discounted price, (ii) to provide training to Nuwellis personnel and medical professionals at end-user customers of Nuwellis and (iii) upon each receipt of a valid Nuwellis purchase order, delivery of pediatric SCDs. The transaction price for the Nuwellis material right and training is comprised of the Upfront Payment, the Regulatory Milestone Payment and the Sales Based Milestone Payment. The transaction price for each pediatric SCD device sold was the actual price for each device and the estimated royalties to be received.

Prior to the Company’s termination of the Distribution Agreement discussed below, the Company received full consideration for the Up-front Payment and the Regulatory Milestone Payment for a total of $550 thousand, which had been recorded as contract liabilities and was to be recognized over the remaining term of the Distribution Agreement. However, the Company and Nuwellis entered into a confidential settlement agreement on October 20, 2024 (the “Settlement Agreement”), in connection with the Company’s termination of the Distribution Agreement on August 18, 2024. Under the Settlement Agreement the Company agreed to refund Nuwellis the entire $550 thousand comprising of the Upfront Payment and Regulatory Milestone plus an additional $350 thousand for a total of $900 thousand, of which the $350 thousand was charged to general and administrative expense. The amounts were paid to Nuwellis in three installments during the quarter ended December 31, 2024.

As a result, the Company (i) was precluded from recognizing revenue of approximately $0.1 million for product shipments to Nuwellis during the year ended  December 31, 2024, (ii) was precluded from  recognizing any revenues related to contract liabilities arising the Upfront Payment and Regulatory Milestone  through December 31, 2024, (see below), and (iii) does not anticipate there will be any future shipments of pediatric SCDs to Nuwellis going forward. Due to the termination of the Distribution Agreement and related Settlement Agreement, the Company did not recognize any revenue from the Up-Front Payment or the Regulatory Milestone Payment as it refunded the payments to Nuwellis as part of the Settlement Agreement.

Since the termination of the Distribution Agreement, the Company developed its own commercial operations and sold approximately $0.1 million of pediatric SCDs to an end-user customer during the year ended December 31, 2024.

The following table summarizes the changes in the Company’s contract liability balance for the years ended December 31, 2024 and 2023:

	Year Ended
($ in thousands)	2024	2023
Contract liabilities, beginning of period	$100	$—
Consideration received	450	100
Consideration refunded	(550)	—
Revenue	—	—
Contract liabilities, end of period	$—	$100

The Company had no contract assets at the beginning or end of the fiscal years ended December 31, 2024 and 2023. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies.